Equity (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 11, 2021	Nov. 01, 2021	Dec. 31, 2021	Jan. 31, 2020	Nov. 30, 2019
Class of Stock [Line Items]
Share repurchase program, authorized amount				$ 250,000	$ 200,000
Ordinary share capital
Class of Stock [Line Items]
GECAS Transaction, stock issued during period (in shares)			111,500,000
GE Capital Aviation Services | Ordinary share capital
Class of Stock [Line Items]
GECAS Transaction, stock issued during period (in shares)	111,500,000	111,500,000